SHORT-TERM ACCRUALS (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Disclosure of Short-Term Accruals [Line Items]
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs						₫ 7,885,194
Accrued construction costs for factories and infrastructure						1,561,480
Accrued selling expenses						827,978
Accrued loan and bonds interests						500,259
Others						281,755
TOTAL	₫ 9,347,188	$ 385,292,168	₫ 11,431,878	[1]		11,056,666
As previously reported
Disclosure of Short-Term Accruals [Line Items]
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs			8,186,016		$ 342,999,078
Accrued construction costs for factories and infrastructure			917,592		38,447,666
Accrued selling expenses			605,098		25,353,976
Accrued loan and bonds interests			668,000		27,989,609
Others			760,722		31,874,717
TOTAL			₫ 11,137,428		$ 466,665,047	₫ 11,056,666

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).